Leases - Schedule of Weighted-average Lease Term and Discount Rate for Operating and Finance Leases (Details)	Mar. 31, 2022
Leases [Abstract]
Operating leases, Weighted-average remaining lease term (years)	7 years 8 months 12 days
Finance leases, Weighted-average remaining lease term (years)	3 years 4 months 24 days
Operating leases, Weighted-average discount rate	29.69%
Finance leases, Weighted-average discount rate	14.96%